Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Summarized Real Estate Secured Debt
Our debt is summarized as follows:

Loan	September 30, 2022	December 31, 2021	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$93,211,876	$94,459,583	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	51,752,138	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	—	45,758,741
CMBS Loan (4)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (6)	40,500,000	40,500,000	3.56%	2/1/2030
SST IV TCF Loan (6)(7)	—	40,782,500
Credit Facility Term Loan—USD (6)	250,000,000	250,000,000	4.58%	3/17/2026
Credit Facility Revolver—USD (6)	338,201,288	233,201,288	4.63%	3/17/2024
2032 Private Placement Notes (6)	150,000,000	—	4.53%	4/19/2032
Oakville III BMO Loan (5)(6)	11,825,125	12,795,250	6.01%	5/16/2024
Ladera Office Loan	3,948,110	4,014,185	4.29%	11/1/2026
Premium (discount) on secured debt,net	(96,377)	234,604
Debt issuance costs, net	(4,743,682)	(3,879,296)

Total debt	$1,038,598,478	$873,866,855

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,

Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.

(4)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(5)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(6)	For additional information regarding this loan, see below.
(7)	This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.

The Company’s debt is summarized as follows:

Loan	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$94,459,583	$95,000,000	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	52,000,000	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	45,758,741	46,427,994	5.31%	8/1/2024
Canadian CitiBank Loan (4)(10)(11)	—	87,337,110
CMBS SASB Loan (5)(10)	—	235,000,000
CMBS Loan (6)	104,000,000	104,000,000	5.00%	2/1/2029
Secured Loan (7)(8)(10)	—	85,512,000
Stoney Creek Loan (9)(10)	—	5,712,058
Torbarrie Loan (9)(10)	—	6,423,863
SST IV CMBS Loan	40,500,000	—	3.56%	2/1/2030
SST IV TCF Loan	40,782,500	—	3.75%	3/30/2023

Loan	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
Credit Facility Term Loan - USD (12)	250,000,000	—	1.90%	3/17/2026
Credit Facility Revolver - USD (12)	233,201,288	—	1.95%	3/17/2024
Oakville III BMO Loan (11)	12,795,250	—	2.70%	5/16/2024
Ladera Office Loan	4,014,185	4,099,152	4.29%	11/1/2026
Premium on secured debt, net	234,604	461,823
Debt issuance costs, net	(3,879,296)	(4,021,767)

Total debt, net	$873,866,855	$717,952,233

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(4)
This variable rate loan encumbered 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that capped CDOR at 3.0% until October 15, 2021.

(5)
This variable rate loan encumbered 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties were not available to pay our other debts.

(6)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This variable rate loan encumbered 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties were not available to pay our other debts.

(8)
This loan had an $85.5 million interest rate swap that effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively capped LIBOR at 0.5% through August 2, 2021.

(9)
This variable rate loan bore interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of December 31, 2020, and in no event would the total interest rate have fallen below 4.65% per annum. The amounts shown above are in USD based on the foreign exchange rate in effect as of December 31, 2020.

Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payment requirements on outstanding debt as of September 30, 2022:

2022	$646,985
2023	2,639,402
2024	352,761,308
2025	2,869,187
2026	341,916,098
2027 and thereafter	342,605,557

Total payments	1,043,438,537
Discount on secured debt	(96,377)
Debt issuance costs, net	(4,743,682)

Total	$1,038,598,478

The following table presents the future principal payment requirements on outstanding debt as of December 31, 2021:

2022	$2,914,434
2023	44,166,662
2024	293,039,610
2025	2,869,188
2026	341,916,098
2027 and thereafter	192,605,555

Total payments	877,511,547
Premium on secured debt, net	234,604
Debt issuance costs, net	(3,879,296)

Total	$873,866,855